Securities sold under repurchase agreements and interbank and institutional market funds - Schedule of Financial Assets and Liabilities (Details) - BRL (R$) R$ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of offsetting of financial assets [line items]
Securities sold under repurchase agreements	R$ 434,607	R$ 388,787
Current	363,308	345,633
Non-current	71,299	43,154
Assets pledged as collateral
Disclosure of offsetting of financial assets [line items]
Securities sold under repurchase agreements	191,655	168,872
Assets pledged as collateral | Government securities
Disclosure of offsetting of financial assets [line items]
Securities sold under repurchase agreements	102,108	126,565
Assets pledged as collateral | Corporate securities
Disclosure of offsetting of financial assets [line items]
Securities sold under repurchase agreements	56,586	41,275
Assets pledged as collateral | Own issue
Disclosure of offsetting of financial assets [line items]
Securities sold under repurchase agreements	2	2
Assets pledged as collateral | Foreign securities
Disclosure of offsetting of financial assets [line items]
Securities sold under repurchase agreements	32,959	1,030
Assets received as collateral
Disclosure of offsetting of financial assets [line items]
Securities sold under repurchase agreements	164,447	118,867
Right to sell or repledge the collateral
Disclosure of offsetting of financial assets [line items]
Securities sold under repurchase agreements	R$ 78,505	R$ 101,048